                         SUPPLEMENT DATED JULY 1, 2016
          TO THE VARIABLE CONTRACT AND VARIABLE LIFE INSURANCE POLICY
                           PROSPECTUSES LISTED BELOW


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectuses. Please retain this supplement for future reference.

On July 1, 2016, MetLife, Inc. completed the sale of its affiliated broker-dealer, MetLife Securities, Inc., a selling firm described in your prospectus.

As a result of the transaction, please note the following:

MetLife Securities, Inc. is no longer an affiliate of the insurance company that issues your contract or policy. All references in your prospectus to MetLife Securities, Inc. being an affiliate of the insurance company that issues your contract or policy are deleted.

SUPPLEMENT TO THE FOLLOWING VARIABLE CONTRACT AND VARIABLE LIFE INSURANCE POLICY PROSPECTUSES LISTED BY INSURANCE COMPANY:

METROPOLITAN LIFE INSURANCE COMPANY

   Gold Track Select
   Registered Fixed Account Option
   Preference Plus(R) Income Advantage
   Preference Plus Select(R)
   Preference Plus(R) Account
   Preference Plus Account(R) for Enhanced Contracts
   Enhanced Preference Plus(R) Account
   Financial Freedom Account
   VestMet
   MetLife Financial Freedom Select(R)
   MetLife Personal IncomePlus(R)
   MetLife Settlement Plus(R)
   MetLife Income Security Plan/SM/
   MetLife Asset Builder(R)
   Preference Premier(R) Variable Annuities Contracts (offered between December 12, 2008 and October 7, 2011)
   Preference Premier(R) Variable Annuities Contracts (offered on and after October 7, 2011)
   MetLife Investment Portfolio Architect/SM/ - Standard Version and MetLife Investment Portfolio Architect/SM/ - C Share Option
   Equity Advantage VUL
   UL II
   Equity Options (Equity Additions/TM/ & Equity Enricher(R))
   Equity Advantage Variable Universal Life
   Security Equity Separate Account Twenty-Six
   Security Equity Separate Account Twenty-Seven
   New England Variable Annuity Fund I
   New England Life Retirement Investment Account
   Zenith Accumulator
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METLIFE INSURANCE COMPANY USA

   Universal Annuity
   Fund 11
   Fund 14
   Fund 15
   MetLife Retirement Account Annuity
   Unallocated Group Variable Annuity
   MetLife Retirement Perspectives Annuity
   Universal Select Annuity
   Universal Annuity Advantage
   Gold Track
   Gold Track Select
   Gold Track Select New York Plans
   Registered Fixed Account Option
   Fixed Annuity (Strategic Value Annuity)
   MetLife Variable Survivorship Life II
   MetLife Variable Life Accumulator
   MetLife Variable Life Accumulator - Series 2
   MetLife Variable Life Accumulator - Series 3
   MetLife Variable Life
   MetLife Premier Variable Annuity/SM/
   Class VA (CA)
   Pioneer PRISM
   Pioneer PRISM L
   Pioneer PRISM XC
   MetLife Investment Portfolio Architect/SM/ - Standard Version and MetLife Investment Portfolio Architect/SM/ - C Share Option
   Portfolio Architect Access
   Class VA
   Class L
   Class L - 4 Year
   Class VL
   Class XC
   Series C (offered between September 4, 2001 and October 7, 2011)
   Series C (offered on and after October 7, 2011)
   Series L
   Series L - 4 Year (offered November 22, 2004 and October 7, 2011)
   Series L - 4 Year (offered between October 7, 2011 and April 28, 2013) Series L - 4 (offered on and after April 29, 2013)
   Series VA (offered between March 22, 2001 and October 7, 2011)
   Series VA (offered between October 7, 2011 and May 1, 2016)
   Series VA (offered on and after May 2, 2016)
   Series VA - 4 (offered between October 7, 2011 and May 1, 2016)
   Series VA - 4 (offered on and after May 2, 2016)
   Series XC
   Series XTRA
   Equity Advantage VUL

                                                                  SUPP-MSI-0716

FIRST METLIFE INVESTORS INSURANCE COMPANY

   Class XC
   Class L
   Class L - 4 Year (offered between November 22, 2004 and October 7, 2011) Class L - 4 Year (offered between October 7, 2011 and April 28, 2013) Class L - 4 Year (offered on and after April 29, 2013)
   Class C (offered between September 4, 2001 and October 7, 2011)
   Class C (offered on and after October 7, 2011)
   Pioneer PRISM
   Pioneer PRISM XC
   Pioneer PRISM L
   Class XTRA
   Class XTRA 6
   Class VA (offered between June 15, 2001 and October 7, 2011)
   Class VA (offered between October 7, 2011 and May 1, 2016)
   Class VA (offered on and after May 2, 2016)
   Class VA - 4 (offered between May 1, 2011 and October 7, 2011)
   Class VA - 4 (offered between October 7, 2011 and May 1, 2016)
   Class VA - 4 (offered on and after May 2, 2016)


NEW ENGLAND LIFE INSURANCE COMPANY

   American Forerunner Series
   American Growth Series
   American Growth Series - I
   American Gateway Series
   Zenith Survivorship Life
   Enterprise Executive Advantage
   Zenith Executive Advantage 2000
   Zenith Executive Advantage Plus
   Zenith Survivorship Life 2002
   Zenith Survivorship Life Plus
   Zenith Flexible Life
   Zenith Flexible Life 2001
   Zenith Flexible Life 2002
   Zenith Life
   Zenith Life One
   Zenith Life Plus
   Zenith Life Plus II
   Zenith Life Executive 65
   Zenith Variable Whole Life


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE



                                                                  SUPP-MSI-0716